Progress Payments in Excess of Accumulated Costs With Respect to Projects	12 Months Ended
Dec. 31, 2018
Accumulated Costs with Respect to Projects in Excess of Progress Payments [Abstract]
PROGRESS PAYMENTS IN EXCESS OF ACCUMULATED COSTS WITH RESPECT TO PROJECTS

NOTE 5 - Progress payments in excess of accumulated costs with respect to Projects:

a.	Composition:

	December 31,
	2018	2017
	(U.S. dollars in thousands)

Advanced payments from customers	$4,488	$853
Accumulated costs	(1,998)	(547)
Progress payments in excess of accumulated costs with respect to projects	$2,490	$306

b.	Contract assets and liabilities table:

The following table presents changes in the Group's contract assets and liabilities during the years ended December 31, 2018 and 2017:

	Balance at beginning of year	Additions	Deductions	Balance at end of year
	(U.S. Dollar in thousands)

Year ended December 31, 2017:
Advanced payments from customers	$397	$2,546	$(2,090)	$853
Accumulated costs	(548)	(990)	991	(547)
Progress payments in excess of accumulated costs with respect to projects / (Accumulated costs with respect to Projects in excess of progress payments)	$(151)	$1,556	$(1,099)	$306

Year ended December 31, 2018:
Advanced payments from customers	$853	$3,997	$(362)	$4,488
Accumulated costs	(547)	(1,718)	267	(1,998)
Progress payments in excess of accumulated costs with respect to projects	$306	$2,279	$(95)	$2,490

c.	Revenues as a result of changes in the contract asset and the contract liability balances:

During the years ended December 31, 2018, 2017 and 2016, the Group recognized the following revenues as a result of changes in the contract asset and the contract liability balances in the respective periods:

	Year Ended December 31,
	2018	2017	2016
	(U.S. dollars in thousands)

Revenue recognized in the year from amounts included in the contract liability at the beginning of the year	$253	$397	$3,649

During the year ended December 31, 2018, the Group completed three significant purchase orders for Ultimate Interception ("ULIN"). However, due to technical implementation issues and regulatory difficulties, the Group has not recognized any revenue from such sales to date.